(858) 458-3031

teriobrien@paulhastings.com

August 12, 2010

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Mail Stop 6010

Washington, D.C. 20549

Re:   Gevo, Inc. Registration Statement on Form S-1

Dear Sir or Madam:

On behalf of Gevo, Inc. (the “Company”), we transmit for filing under the Securities Act of 1933, as amended, and pursuant to Regulation S-T promulgated thereunder, the Company’s Registration Statement on Form S-1 (the “Form S-1”) for the initial public offering of shares of the Company’s Common Stock, together with copies of the exhibits being filed at this time. Original signature pages to the Form S-1 have been manually executed and will be retained by the Company for five years.

Pursuant to Rule 13(c) of Regulation S-T, a filing fee of $10,695 was wired to the Securities and Exchange Commission on August 9, 2010.

Please direct any questions or comments regarding this filing to the undersigned at (858) 458-3031 or to Deyan Spiridonov at (858) 458-3044.

Sincerely,

/s/ Teri O’Brien

cc:    Patrick Gruber, Gevo, Inc.

         Mark Smith, Gevo, Inc.

         Brett Lund, Gevo, Inc.

         Deyan Spiridonov, Paul, Hastings, Janofsky & Walker LLP